Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	2018	2017
Deferred tax assets:
NOL carryover	$1,146,200	$18,372,400
Amortization	335,600	-
Contingent Liability	45,000	-
Related party accrued payroll	-	2,200
Deferred tax liabilities
Depreciation	(2,900)	-

Valuation allowance	(1,523,900)	(18,374,600)
Total long-term deferred income tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	2018	2017
Book income (loss)	$(4,473,900)	$754,100
Stock for services	2,048,200	239,800
Gain on settlement – derivative and equity derived	955,900	(1,006,900)
Amortization	313,200	-
Contingent liability	45,000	-
Unrealized loss on cryptocurrency	40,700	-
Meals and entertainment	6,200	-
Non-cash interest expense	5,700	387,400
Depreciation	(2,800)	-
Related party accruals	(1,500)	(220,600)
Stock for payables	-	278,000
Gain on derivative liability	-	(36,200)
Fines and penalties	-	3,900
NOL utilization	-	(399,500)
Valuation allowance	1,063,300	-
Total long-term deferred income tax assets	$-	$-